Consolidated Statements of Cash Flows (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 5,254	$ 22,652	$ 17,453
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	4,396	4,122	3,260
Dividends received	460	1,038	1,161
Equity in results of affiliates, joint ventures and other investments	(640)	(1,135)	(987)
Deferred income taxes	(799)	(265)	(1,291)
Reversal of deferred tax liability (Note 5a.)	(1,236)
Deferred taxes on assets Impairment	(1,327)
Asset and investment impairment charge	5,664
Loss on disposal of property, plant and equipment	216	223	623
Loss (gain) on sale of assets held for sale	491	(1,513)
Discontinued operations, net of tax			143
Unrealized foreign exchange and indexation	1,012	2,879	(787)
Unrealized derivative losses (gains), net	613	490	594
Unrealized interest (income) expense, net	(24)	194	187
Stockholders' debentures	109	246	449
Others	(310)	(183)	58
Decrease (increase) in assets:
Accounts receivable	1,900	(821)	(3,800)
Inventories	(296)	(1,343)	(425)
Recoverable taxes	177	(563)	42
Others	530	(315)	307
Increase (decrease) in liabilities:
Suppliers	(168)	1,076	928
Payroll and related charges	185	285	214
Income taxes	(143)	(2,478)	1,311
Others	531	(93)	(257)
Net cash provided by operating activities	16,595	24,496	19,183
Cash flows from investing activities:
Short term investments	(246)	1,793	1,954
Related parties
Loan proceeds			(28)
Others	292	(178)	(30)
Judicial deposits	(116)	(186)	(94)
Investments	(474)	(504)	(87)
Additions to property, plant and equipment	(15,777)	(16,075)	(12,647)
Proceeds from disposal of investments	974	1,081
Acquisition (sale) of subsidiaries			(6,252)
Net cash used in investing activities	(15,347)	(14,069)	(17,184)
Short-term debt
Additions	593	859	2,233
Repayments	(526)	(955)	(2,132)
Related parties
Proceeds		19	24
Repayments		(1)	(25)
Third parties
Proceeds	8,740	1,564	4,436
Repayments	(1,186)	(2,621)	(2,629)
Treasury stock		(3,002)	(1,510)
Transactions with noncontrolling interest	(411)	(1,134)	660
Dividends and interest attributed to Company's stockholders	(6,000)	(9,000)	(3,000)
Dividends and interest attributed to noncontrolling interest	(45)	(100)	(140)
Net cash provided by (used in) financing activities	1,165	(14,371)	(2,083)
Increase (decrease) in cash and cash equivalents	2,413	(3,944)	(84)
Effect of exchange rate changes on cash and cash equivalents	(112)	(109)	375
Cash and cash equivalents, beginning of year	3,531	7,584	7,293
Cash and cash equivalents, end of year	5,832	3,531	7,584
Cash paid during the year for:
Interest on short-term debt	(8)	(3)	(5)
Interest on long-term debt	(1,308)	(1,143)	(1,097)
Income tax	(1,238)	(7,293)	(1,972)
Non-cash transactions
Income tax paid with credits	(1,129)	(681)	301
Interest capitalized	$ 335	$ 234	$ 164
Conversion of mandatorily convertible notes, treasury stock	56,081,560